AAM Transformers ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 6.3%
Alphabet, Inc. - Class A	4,020	$ 1,431,643
AppLovin Corp. - Class A (a)	2,687	1,063,783
Bilibili, Inc. - ADR (a)(b)	30,490	582,359
JOYY, Inc. - ADR	8,074	594,004
Meta Platforms, Inc. - Class A	2,388	1,329,423
NetEase, Inc. - ADR	6,323	842,666
Netflix, Inc. (a)	18,360	1,316,596
Pinterest, Inc. - Class A (a)	24,570	589,926
REA Group Ltd. - ADR	19,477	547,012
Reddit, Inc. - Class A (a)	9,566	1,345,649
ROBLOX Corp. - Class A (a)	40,556	1,443,794
Roku, Inc. (a)	4,232	613,682
Snap, Inc. - Class A (a)	87,379	409,808
Spotify Technology SA (a)	1,568	783,906
Take-Two Interactive Software, Inc. (a)	8,110	1,970,081
Tencent Holdings Ltd. - ADR	13,317	818,063
		15,682,395

Consumer Discretionary - 7.5%
Airbnb, Inc. - Class A (a)	13,138	1,990,670
Alibaba Group Holding, Ltd. - ADR	6,160	753,060
Amazon.com, Inc. (a)	5,892	1,600,149
Coupang, Inc. (a)	46,914	767,044
DoorDash, Inc. - Class A (a)	10,984	2,154,621
Global-e Online Ltd. (a)	16,697	656,359
Hesai Group - ADR (a)(b)	27,129	458,480
Li Auto, Inc. - ADR (a)(b)	37,693	513,756
Meituan - ADR (a)(b)	38,761	919,799
MercadoLibre, Inc. (a)	480	901,416
MINISO Group Holding Ltd. - ADR	41,267	536,471
Mobileye Global, Inc. - Class A (a)	52,111	413,761
Navan, Inc. - Class A (a)	23,837	634,541
NIO, Inc. - ADR (a)(b)	96,523	471,032
Ollie's Bargain Outlet Holdings, Inc. (a)	7,113	522,592
Pattern Group, Inc. - Class A (a)	26,096	600,730
PDD Holdings, Inc. - ADR (a)	9,018	798,634
Rivian Automotive, Inc. - Class A (a)	29,267	445,444
Sea Ltd. - ADR (a)	8,421	898,858
Tesla, Inc. (a)	3,581	1,114,443
Trip.com Group Ltd. - ADR (a)	11,418	536,760
WeRide, Inc. - ADR (a)(b)	75,748	440,853
XPeng, Inc. - ADR (a)(b)	32,674	424,762
		18,554,235

Financials - 4.7%
Adyen NV - ADR (a)	74,842	755,904
Affirm Holdings, Inc. (a)(b)	7,722	552,200
Block, Inc. (a)	24,794	2,014,265
Chime Financial, Inc. - Class A (a)	29,210	671,538
Corpay, Inc. (a)	1,492	570,108
Dlocal, Ltd.	46,658	703,603
Global Payments, Inc.	7,811	656,749

Klarna Group PLC (a)(b)	31,443	595,530
Paymentus Holdings, Inc. - Class A (a)	25,061	854,580
Remitly Global, Inc. (a)	26,781	609,803
Shift4 Payments, Inc. - Class A (a)(b)	13,489	714,917
Toast, Inc. - Class A (a)	21,025	678,477
Visa, Inc. - Class A	4,678	1,712,756
Wise Group PLC - Class A (a)	49,666	595,992
		11,686,422

Industrials - 23.9%
ABB Ltd. - ADR	7,219	711,938
Acuity, Inc.	1,721	565,159
AeroVironment, Inc. (a)(b)	2,593	387,316
Airbus SE - ADR	15,143	884,654
Alliance Laundry Holdings, Inc. (a)	21,274	560,995
AMETEK, Inc.	7,681	1,856,575
Archer Aviation, Inc. - Class A (a)	83,127	385,709
Astronics Corp. - Class B (a)	1	41
Atlas Copco AB - ADR	39,796	845,665
Axon Enterprise, Inc. (a)	3,426	1,808,106
Beta Technologies, Inc. - Class A (a)	29,253	553,759
Bloom Energy Corp. - Class A (a)	6,031	1,241,240
Boeing Co. (a)	6,884	1,487,908
BWX Technologies, Inc.	2,776	468,311
Carpenter Technology Corp.	1,071	556,556
Contemporary Amperex Technology Co. Ltd. - ADR (b)	23,633	470,060
DiDi Global, Inc. - ADR (a)(b)	153,420	543,107
Dover Corp.	2,475	506,435
Eaton Corp. PLC	1,857	771,026
Elbit Systems Ltd.	917	741,532
Embraer SA - ADR (b)	9,729	664,783
Eos Energy Enterprises, Inc. (a)(b)	65,650	221,897
FANUC Corp. - ADR	31,832	646,826
Firefly Aerospace, Inc. (a)	12,841	261,058
Flowserve Corp.	7,034	534,514
Fluence Energy, Inc. (a)(b)	19,544	272,248
Forgent Power Solutions, Inc. - Class A (a)	8,217	273,380
Fujikura Ltd. - ADR	50,971	646,822
Full Truck Alliance Co. Ltd. - Class A - ADR	61,921	587,630
GE Vernova, Inc.	1,555	1,539,901
Generac Holdings, Inc. (a)	1,905	375,495
General Electric Co.	4,577	1,648,040
Grab Holdings Ltd. - Class A (a)	158,742	555,597
Graco, Inc.	7,127	565,741
HEICO Corp.	5,279	1,881,224
Helios Technologies, Inc.	6,174	481,016
Howmet Aerospace, Inc.	7,050	1,989,933
IDEX Corp.	2,446	563,681
IHI Corp. - ADR (b)	34,355	605,679
Intuitive Machines, Inc. (a)(b)	15,777	194,688
ITT, Inc.	2,745	537,965
Karman Holdings, Inc. (a)(b)	9,758	469,848
Kawasaki Heavy Industries Ltd. - ADR	75,974	523,461
Kone Oyj - ADR	26,490	763,442
Kratos Defense & Security Solutions, Inc. (a)	8,373	390,182
Legrand SA - ADR	22,502	679,560
Leonardo SpA - ADR	25,765	813,659
Lincoln Electric Holdings, Inc.	2,016	526,801
Loar Holdings, Inc. (a)	8,194	560,879

Lyft, Inc. - Class A (a)	37,555	595,622
MDA Space Ltd. (a)	13,372	404,503
Mercury Systems, Inc. (a)	4,498	436,756
Mitsubishi Electric Corp. - ADR	10,329	750,505
Mitsubishi Heavy Industries Ltd. - ADR (b)	66,730	782,743
MTU Aero Engines AG - ADR	3,136	657,776
Nextpower, Inc. - Class A (a)	3,538	317,960
NuScale Power Corp. (a)	44,200	372,164
nVent Electric PLC	3,151	484,718
Parker-Hannifin Corp.	2,018	1,970,638
Plug Power, Inc. (a)(b)	147,341	303,522
Prysmian SpA - ADR	8,824	608,856
RBC Bearings, Inc. (a)	894	492,871
Redwire Corp. (a)(b)	24,752	213,362
Rheinmetall AG - ADR	2,798	736,154
Rocket Lab Corp. (a)(b)	14,632	950,348
Rolls-Royce Holdings PLC - ADR	45,537	903,454
Safran SA - ADR	8,886	877,759
Sandvik AB - ADR	18,884	705,506
Schneider Electric SE - ADR	11,794	791,142
Siemens Energy AG - ADR	20,965	715,535
SMC Corp. - ADR	26,889	585,105
Snap-on, Inc.	1,396	572,932
SPX Technologies, Inc. (a)	2,244	492,827
Sunrun, Inc. (a)	35,787	351,071
Symbotic, Inc. (a)	11,186	481,557
Techtronic Industries Co. Ltd. - ADR	7,149	596,298
TransDigm Group, Inc.	1,425	1,787,492
Uber Technologies, Inc. (a)	24,302	1,709,889
Vertiv Holdings Co. - Class A	5,429	1,311,484
Vestas Wind Systems AS - ADR	61,090	544,923
Voyager Technologies, Inc. - Class A (a)(b)	11,126	272,921
Watts Water Technologies, Inc. - Class A	1,687	583,348
Woodward, Inc.	1,481	534,271
York Space Systems, Inc. (a)(b)	17,877	263,328
		59,281,382

Information Technology - 48.0% (c)
ACM Research, Inc. - Class A (a)	5,876	461,090
Advanced Energy Industries, Inc.	1,660	480,603
Advanced Micro Devices, Inc. (a)	2,868	1,365,598
Advantest Corp. - ADR	4,370	863,818
Agilysys, Inc. (a)	5,921	622,652
Allegro MicroSystems, Inc. (a)(b)	9,902	410,933
Ambarella, Inc. (a)	7,365	633,390
Amkor Technology, Inc.	7,189	358,515
Amphenol Corp. - Class A	10,193	1,638,015
Analog Devices, Inc. (b)	3,485	1,280,424
Appfolio, Inc. - Class A (a)	3,244	584,536
Apple, Inc.	4,810	1,485,857
Applied Digital Corp. (a)	12,016	329,118
Applied Materials, Inc.	2,981	1,513,364
Applied Optoelectronics, Inc. (a)(b)	2,610	246,175
Arista Networks, Inc. (a)	9,039	1,630,184
ARM Holdings PLC - ADR (a)	1,961	470,032
ASE Technology Holding Co. Ltd. - ADR (b)	20,184	709,871
ASML Holding NV	433	705,357
Astera Labs, Inc. (a)	4,913	1,529,073
Atlassian Corp. - Class A (a)	5,401	545,582

Aurora Innovation, Inc. (a)(b)	77,546	500,172
Autodesk, Inc. (a)	7,520	1,761,184
AvePoint, Inc. (a)	48,701	634,574
AXT, Inc. (a)	5,002	302,271
Broadcom, Inc.	3,578	1,392,844
Cadence Design Systems, Inc. (a)	4,268	1,451,205
Calix, Inc. (a)	13,824	496,282
Camtek, Ltd. (a)(b)	3,039	402,546
Celestica, Inc. (a)	1,831	606,867
ChipMOS Technologies, Inc. - ADR	8,592	407,261
Ciena Corp. (a)	3,276	1,235,216
Circle Internet Group, Inc. (a)(b)	5,856	366,644
Clear Secure, Inc. - Class A	9,743	538,203
Cloudflare, Inc. - Class A (a)	6,534	1,822,855
Cognex Corp.	8,208	535,490
Coherent Corp. (a)	4,156	1,092,571
Cohu, Inc. (a)	9,487	455,281
CoreWeave, Inc. - Class A (a)(b)	16,239	1,165,473
Corning, Inc.	7,581	1,048,073
Credo Technology Group Holding Ltd. (a)	8,082	1,672,893
Crowdstrike Holdings, Inc. - Class A (a)	8,330	1,589,864
Datadog, Inc. - Class A (a)	7,217	1,933,940
Dell Technologies, Inc. - Class C	3,554	1,440,685
DigitalOcean Holdings, Inc. (a)	2,936	344,980
Disco Corp. - ADR	17,223	614,861
Everpure, Inc. - Class A (a)	6,749	520,820
Extreme Networks, Inc. (a)	17,909	539,777
Fabrinet (a)	758	330,041
Fair Isaac Corp. (a)	462	518,812
Figma, Inc. - Class A (a)(b)	23,562	573,028
First Solar, Inc. (a)	1,688	356,219
Flex Ltd. (a)	11,005	1,251,819
FormFactor, Inc. (a)	4,181	444,022
Fortinet, Inc. (a)	11,740	1,901,293
Fujitsu Ltd. - ADR	35,205	805,138
GDS Holdings Ltd. - ADR (a)(b)	15,156	496,208
Gitlab, Inc. - Class A (a)	17,198	593,503
GLOBALFOUNDRIES, Inc.	20,714	1,035,493
Guidewire Software, Inc. (a)	3,500	531,790
Himax Technologies, Inc. - ADR	22,942	287,693
HubSpot, Inc. (a)	2,406	571,088
Ichor Holdings Ltd. (a)	7,455	561,138
Impinj, Inc. (a)	3,902	590,607
Infineon Technologies AG - ADR	7,814	556,591
Intel Corp. (a)	13,411	1,209,672
International Business Machines Corp.	4,963	1,109,975
Intuit, Inc.	5,817	1,838,579
IonQ, Inc. (a)(b)	8,078	294,362
IPG Photonics Corp. (a)	4,325	367,885
JFrog Ltd. (a)	6,160	491,506
Keysight Technologies, Inc. (a)	5,121	1,634,009
Kingsoft Cloud Holdings Ltd. - ADR (a)(b)	43,837	488,783
Kioxia Holdings Corp. - ADR (a)	15,810	439,518
KLA Corp.	7,027	1,284,676
Klaviyo, Inc. - Class A (a)	33,603	599,478
Kulicke & Soffa Industries, Inc.	5,114	456,169
Lam Research Corp.	4,452	1,304,525
Lasertec Corp. - ADR	10,282	474,617
Lattice Semiconductor Corp. (a)	3,485	433,081
Life360, Inc. (a)(b)	11,106	600,279

Lumentum Holdings, Inc. (a)	1,861	1,328,642
MACOM Technology Solutions Holdings, Inc. (a)	1,384	347,993
Marvell Technology, Inc.	4,741	889,222
MaxLinear, Inc. (a)	5,635	376,531
Microchip Technology, Inc.	18,229	1,354,232
Micron Technology, Inc.	1,508	1,241,129
Microsoft Corp.	3,490	1,621,873
Mirion Technologies, Inc. (a)	29,105	435,993
MKS, Inc.	1,599	475,623
MongoDB, Inc. (a)	1,392	469,772
Monolithic Power Systems, Inc.	1,060	1,511,592
Murata Manufacturing Co. Ltd. - ADR	24,758	575,624
Nebius Group NV (a)(b)	2,978	567,041
Netskope, Inc. - Class A (a)	52,871	665,646
nLight, Inc. (a)	7,078	486,966
Nova Ltd. (a)(b)	1,052	411,195
NVIDIA Corp.	6,850	1,375,138
NXP Semiconductors NV	2,406	551,359
Obic Co. Ltd. - ADR (b)	44,105	627,945
ON Semiconductor Corp. (a)	13,307	1,085,984
Ondas, Inc. (a)(b)	44,318	331,942
Onto Innovation, Inc. (a)	1,925	497,767
Oracle Corp.	6,337	822,986
Ouster, Inc. (a)	11,253	438,980
Palantir Technologies, Inc. - Class A (a)	10,555	1,298,898
Palo Alto Networks, Inc. (a)	5,364	1,779,936
Penguin Solutions, Inc. (a)	7,446	391,883
Pony AI, Inc. - ADR (a)	57,451	452,139
Rambus, Inc. (a)	3,127	284,651
Renesas Electronics Corp. - ADR	51,235	523,622
Rubrik, Inc. - Class A (a)	6,887	498,343
SailPoint, Inc. (a)	28,506	478,046
Salesforce, Inc.	9,298	1,711,018
Samsara, Inc. - Class A (a)	15,072	561,734
Sandisk Corp. (a)	852	1,035,035
SAP SE - ADR (b)	4,141	760,370
Seagate Technology Holdings PLC	1,611	1,379,225
Semtech Corp. (a)	3,127	368,423
SentinelOne, Inc. - Class A (a)	32,096	611,750
ServiceNow, Inc. (a)	14,717	1,636,972
ServiceTitan, Inc. - Class A (a)	7,125	591,803
Shopify, Inc. - Class A (a)	6,685	783,148
Silicon Laboratories, Inc. (a)	2,420	526,350
Silicon Motion Technology Corp. - ADR	1,867	473,471
SiTime Corp. (a)	742	397,118
Snowflake, Inc. - Class A (a)	7,193	2,109,563
SoundHound AI, Inc. - Class A (a)(b)	66,217	405,910
Super Micro Computer, Inc. (a)	11,314	321,318
Synaptics, Inc. (a)	3,762	403,738
Synopsys, Inc. (a)	3,557	1,382,819
T1 Energy, Inc. (a)	45,478	189,643
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,740	703,395
Teradyne, Inc.	4,312	1,585,479
Texas Instruments, Inc.	4,891	1,348,644
Tokyo Electron Ltd. - ADR	3,857	645,546
TTM Technologies, Inc. (a)	2,876	332,006
Ultra Clean Holdings, Inc. (a)	5,662	471,701
United Microelectronics Corp. - ADR	37,300	709,819
Universal Display Corp.	5,876	471,020
Vnet Group, Inc. - ADR (a)(b)	56,567	405,585

Western Digital Corp.	2,602		1,417,674
Workday, Inc. - Class A (a)	11,868		1,902,915
Xiaomi Corp. - ADR (a)(b)	42,932		786,514
Zeta Global Holdings Corp. - Class A (a)(b)	22,906		494,770
Zscaler, Inc. (a)	3,925		593,460
			118,885,245

Utilities - 9.5%
Alliant Energy Corp. (b)	7,425		525,542
American Electric Power Co., Inc.	13,739		1,756,531
Axia Energia SA - ADR	77,701		813,529
Cia Paranaense de Energia - Copel - ADR (b)	48,008		563,134
Clearway Energy, Inc. - Class C	13,127		416,520
Constellation Energy Corp.	6,643		1,745,448
Emera, Inc.	10,670		575,006
Enel SpA - ADR	69,611		783,124
Enlight Renewable Energy Ltd. (a)(b)	5,788		488,854
Entergy Corp.	16,094		1,732,036
Evergy, Inc.	6,484		538,237
Fortis, Inc.	9,948		567,036
IDACORP, Inc. (b)	3,821		546,059
NextEra Energy, Inc.	17,480		1,519,362
Ormat Technologies, Inc.	3,730		363,973
Pampa Energia SA - ADR (a)	6,502		574,257
Pinnacle West Capital Corp. (b)	5,285		533,732
Portland General Electric Co.	10,676		526,647
PPL Corp.	15,091		531,354
ReNew Energy Global PLC - Class A (a)	87,041		541,395
RWE AG - ADR	11,915		786,033
Southern Co.	19,195		1,814,695
SSE PLC - ADR	23,932		752,901
Talen Energy Corp. (a)	1,399		467,406
TransAlta Corp.	42,371		529,638
Vistra Corp.	11,428		1,693,515
Xcel Energy, Inc. (b)	22,567		1,764,739
			23,450,703
TOTAL COMMON STOCKS (Cost $238,587,820)			247,540,382

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.9%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	19,677,941		19,677,941
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,677,941)			19,677,941

MONEY MARKET FUNDS - 0.1%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.65% (d)	237,106		237,106
TOTAL MONEY MARKET FUNDS (Cost $237,106)			237,106

TOTAL INVESTMENTS - 107.9% (Cost $258,502,867)			267,455,429
Liabilities in Excess of Other Assets - (7.9)%		(0.07925)	(19,640,125)
TOTAL NET ASSETS - 100.0%			$ 247,815,304

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $18,839,554.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

AAM Transformers ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 247,540,382	$ –	$ –	$ 247,540,382
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	19,677,941
Money Market Funds	237,106	–	–	237,106
Total Investments	$ 247,777,488	$ –	$ –	$ 267,455,429

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.